Income Tax	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax
NOTE 10. INCOME TAX
The Company recorded a tax provision of
$
203,688 for the three and nine months ended September 30, 2022. The effective tax rate was 29.21% and 3.22% for the three and nine months ended September 30, 2022, respectively, and 0.0% for both the three months ended September 30, 2021 and the period from March 24, 2021 (inception) through September 30, 2021. The effective tax rates differ from the statutory tax rate of 21.0% due to the change in fair value of warrants and the valuation allowance on deferred tax assets.

NOTE 10 — INCOME TAX
The Company’s net deferred tax assets at December 31, 2021 is as follows:

December 31, 2021
Capitalized start-up costs	$413,817
Unrealized gains on marketable securities	(802)
Charitable contributions	5,019
Net operating loss carryforward	39,344

Total deferred tax assets	457,378
Valuation allowance	(457,378)

Deferred tax assets	$—

The income tax provision for the period from March 24, 2021 (inception) through December 31, 2021 consists of the following:

December 31, 2021
Current expense (benefit)
Federal	$—
State	—
Deferred expense (benefit)
Federal	(373,152)
State	(84,226)
Change in Valuation Allowance	457,378

Income tax provision	$—

As of December 31, 2021, the Company has federal net operating loss carryforwards of $152,852 that may be carried forward indefinitely. As of December 31, 2021, the Company has gross state NOL carryforwards of $152,852 which begin to expire in 2041.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from March 24, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $457,378.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

December 31, 2021
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	(2.49)%
Change in fair value of warrant liabilities	(35.05)%
Change in valuation allowance	13.50%
Change in fair value of forward purchase units	3.04%

Income tax provision	0.00%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in fair value in warrants and the recording of full valuation allowances on deferred tax assets.
The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2021 remain open and subject to examination. The Company considers Delaware to be a significant state tax jurisdiction.